Sale and Leaseback	12 Months Ended
Dec. 31, 2017
Sale and Leaseback
Sale and Leaseback

7. Sale and Leaseback

        On February 24, 2016, GasLog's subsidiary, GAS-twenty six Ltd., completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Mitsui has the right to on-sell and lease back the vessel. The vessel was sold to Mitsui for a cash consideration of $217,000. GasLog leased back the vessel under a bareboat charter from Mitsui for a period of up to 20 years. GasLog has the option to repurchase the vessel on pre-agreed terms no earlier than the end of year ten and no later than the end of year 17 of the bareboat charter. The bareboat hire is fixed and GasLog had a holiday period for the first 210 days, which expired on September 21, 2016. This leaseback meets the definition of a finance lease under IFRS.

        The movements in finance lease liabilities are reported in the following table:

	2016	2017
As of January 1,	—	220,401
Addition	217,000	—
Finance lease charge (Note 18)	9,367	10,875
Payments	(5,966)	(17,848)

As of December 31,	220,401	213,428

Finance lease liability, current portion	5,946	6,302
Finance lease liability, non-current portion	214,455	207,126

Total	220,401	213,428

        Commitments in relation to finance leases are payable as follows:

As of December 31, 2017
Not later than one year	17,849
Later than one year and not later than three years	35,746
Later than three years and not later than five years	35,697
More than five years	235,393

Minimum lease payments	324,685

Future finance charges	(111,257)

Total lease liabilities	213,428

        The present value of finance lease liabilities is as follows:

As of December 31, 2017
Not later than one year	6,302
Later than one year and not later than three years	15,820
Later than three years and not later than five years	17,451
More than five years	173,855

Total lease liabilities	213,428